Taxation	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxation
Taxation
The Company and its Bermuda domiciled subsidiaries are not subject to Bermuda income or capital gains tax under current Bermuda law. In the event that there is a change in current law such that taxes on income or capital gains are imposed, the Company and its Bermuda domiciled subsidiaries would be exempt from such tax until March 2035 pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966.
The Company has subsidiaries and branches that operate in various other jurisdictions around the world that are subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries and branches are subject to tax are Canada, France, Ireland, Singapore, Switzerland and the U.S.
Income tax returns are open for examination for the tax years 2014-2019 in Hong Kong, 2015-2019 in Canada, Ireland, and the U.S., 2016-2019 in Singapore and Switzerland, and 2018-2019 in France. As a global organization, the Company may be subject to a variety of transfer pricing or permanent establishment challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.
Income tax expense (benefit) for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	2019	2018	2017
Current income tax expense (benefit)
U.S.	$12,899	$(6,872)	$(10,031)
Non U.S.	64,069	33,887	76,425
Total current income tax expense	$76,968	$27,015	$66,394
Deferred income tax (benefit) expense
U.S.	$(25,850)	$(40,318)	$5,538
Non U.S.	4,268	3,256	(58,702)
Total deferred income tax (benefit)	$(21,582)	$(37,062)	$(53,164)
Unrecognized tax (benefit) expense
U.S.	$—	$—	$—
Non U.S.	(2,850)	1,113	(2,872)
Total unrecognized tax (benefit) expense	$(2,850)	$1,113	$(2,872)
Total income tax (benefit) expense
U.S.	$(12,951)	$(47,190)	$(4,493)
Non U.S.	65,487	38,256	14,851
Total income tax expense (benefit)	$52,536	$(8,934)	$10,358

Income (loss) before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income (loss) before taxes was as follows for the years ended December 31, 2019, 2018 and 2017 (in thousands of U.S. dollars):

	2019	2018	2017
Domestic (Bermuda)	$715,912	$33,759	$82,219
Foreign	273,372	(128,687)	192,160
Income (loss) before taxes	$989,284	$(94,928)	$274,379

Reconciliation of effective tax rate (% of income (loss) before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	6.5	14.3	11.4
Impact of foreign exchange gains or losses	(0.5)	(4.2)	(3.2)
Unrecognized tax benefit	0.2	(1.2)	(1.0)
Tax-exempt income and expenses not deductible	(0.6)	7.3	(5.2)
Foreign branch tax	(1.2)	(4.1)	(24.6)
Valuation allowance	0.7	(12.3)	24.8
Outside basis difference in subsidiary	—	6.7	—
Other	0.2	2.9	1.6
Actual tax rate	5.3%	9.4%	3.8%

On September 1, 2019, the Canton of Zurich, Switzerland enacted legislation to reduce the current corporate tax rate income tax rate from 21.15% to 19.7% in 2021. As a result, deferred tax assets and liabilities in Switzerland were revalued at December 31, 2019, resulting in an income tax benefit of $6 million for the year ended December 31, 2019. On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act ("TCJA") to reduce the corporate income tax rate from 35% to 21% effective for taxable years beginning after December 31, 2017, and on December 30, 2017, France enacted legislation to progressively reduce the current corporate income tax rate of 34.43% to specific scheduled effective rates, including the applicable surtax, for each subsequent year end which includes 28.92% on the first €500,000 taxable income and 34.43% on the remainder for 2019 decreasing to 25.83% for 2022. As a result, deferred tax assets and liabilities in the United States and France were revalued at December 31, 2017, resulting in an income tax expense of $5 million for the year ended December 31, 2017.
During the year ended December 31, 2018, the Company completed its review of income tax enactment-date effects, including the revaluation of December 31, 2017 deferred tax assets and liabilities in the United States and France, and determined no significant measurement period adjustments were required.
The components of net tax assets and liabilities at December 31, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	December 31, 2019	December 31, 2018
Net tax assets	$179,813	$157,690
Net tax liabilities	(135,966)	(101,525)
Net tax assets	$43,847	$56,165

	December 31, 2019	December 31, 2018
Net current tax assets	$65,000	$102,091
Net deferred tax liabilities	(15,464)	(37,183)
Net unrecognized tax benefit	(5,689)	(8,743)
Net tax assets	$43,847	$56,165

Deferred tax assets and liabilities reflect the tax impact of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Significant components of the net deferred tax assets and liabilities at December 31, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	December 31, 2019	December 31, 2018
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$15,924	$27,103
Foreign tax credit carryforwards	173,936	161,177
Tax loss carryforwards	80,523	49,721
Unearned premiums	37,226	26,071
Other deferred tax assets	50,738	47,877
	$358,347	$311,949
Valuation allowance	(186,907)	(189,090)
Deferred tax assets	$171,440	$122,859
Deferred tax liabilities
Deferred acquisition costs	$64,140	$45,558
Goodwill and other intangibles	61,773	65,114
Equalization reserves	6,416	16,606
Unrealized appreciation and timing differences on investments	26,752	5,012
Unrealized appreciation and timing differences on foreign exchange revaluations	18,830	21,117
Other deferred tax liabilities	8,993	6,635
Deferred tax liabilities	$186,904	$160,042
Net deferred tax liabilities	$(15,464)	$(37,183)

Realization of the deferred tax assets is dependent on generating sufficient taxable income in future periods. Although realization is not assured, management believes that it is more likely than not that the deferred tax assets will be realized. The valuation allowance recorded at December 31, 2019 relates to a foreign tax credit carryforward of $174 million in Ireland, and net deferred tax assets of $5 million in Canada and $8 million in the United States. The valuation allowance recorded at December 31, 2018 related to a foreign tax credit carryforward of $161 million in Ireland, other deferred foreign tax of $7 million in Ireland, net deferred tax assets of $13 million in Canada and $8 million in the United States.
At December 31, 2019, the deferred tax assets (after valuation allowance) included tax loss carryforwards of $18 million in Singapore and $2 million in Hong Kong that can be carried forward for an unlimited period of time, and $52 million in the United States that predominantly relates to non-life insurance company taxable losses and can be carried forward for 19-20 years . At December 31, 2018, the deferred tax assets (after valuation allowance) included tax loss carryforwards of $17 million in Singapore and $1 million in Hong Kong that can be carried forward for an unlimited period of time, and $21 million in the United States that predominantly relates to non-life insurance company taxable losses and can be carried forward for 20 years .
The total amount of unrecognized tax benefits for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	January 1, 2019	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2019
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,639	$(3,560)	$1,258	$—	$(152)	$4,185
Interest and penalties recognized on the above	2,104	(669)	121	—	(52)	1,504
Total unrecognized tax benefits, including interest and penalties	$8,743	$(4,229)	$1,379	$—	$(204)	$5,689

	January 1, 2018	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2018
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,460	$73	$346	$—	$(240)	$6,639
Interest and penalties recognized on the above	1,481	691	—	—	(68)	2,104
Total unrecognized tax benefits, including interest and penalties	$7,941	$764	$346	$—	$(308)	$8,743

	January 1, 2017	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2017
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$8,722	$281	$589	$(4,115)	$983	$6,460
Interest and penalties recognized on the above	968	900	6	(534)	141	1,481
Total unrecognized tax benefits, including interest and penalties	$9,690	$1,181	$595	$(4,649)	$1,124	$7,941

For the years ended December 31, 2019, 2018 and 2017, there were no unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Company’s Consolidated Balance Sheets and its tax basis. The Company recognizes interest and penalties as Income tax expense (benefit) in the Consolidated Statements of Operations.
At December 31, 2019, an unrecognized tax benefit of $2 million is reasonably expected to reverse within twelve months.